Supplement Dated October 19, 1998
    To the Current Class A Shares, Class B Shares and Class C
Shares
                   Prospectus for the following Funds



Aggressive Growth Fund
Blue Chip Fund
Corporate Bond Fund
Decatur Income Fund
Decatur Total Return Fund
Delaware Fund
DelCap Fund
Delchester Fund
Devon Fund
Emerging Markets Fund
Extended Duration Bond Fund
Foundation Balanced Portfolio
Foundation Growth Portfolio
Foundation Income Portfolio
Global Equity Fund
Global Bond Fund
Growth Stock Fund
International Equity Fund
Limited-Term Government Fund
New Pacific Fund
Overseas Equity Fund
REIT Fund
Small Cap Value Fund
Social Awareness Fund
Strategic Income Fund
Trend Fund
U.S. Government Fund
U.S. Growth Fund


     The following amends or supplements the section of the Prospectus entitled Buying Class A Shares at Net Asset Value under Classes of Shares:

     Class A Shares may be purchased at net asset value by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in the distribution arrangements.